Subsequent Events - Additional Information (Detail) - Subsequent Event [Member] - USD ($) $ / shares in Units, shares in Thousands, $ in Millions		1 Months Ended
	Apr. 12, 2018	Apr. 30, 2018
Subsequent Event [Line Items]
Gross proceeds from private placement transaction	$ 2.9	$ 3.0
Estimated net proceeds from private placement transaction	$ 2.4	$ 2.4
Sale of common stock shares	14,625	14,875
Warrants to purchase shares of common stock	14,625	14,875
Purchase price of common stock per share	$ 0.20	$ 0.20
Warrants exercise price per share	$ 0.40	$ 0.40